UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
December 31, 2009 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 73.45%

Alabama		0.78%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,239	0.21%
32,000	7.80%, 10/15/2025		31,549	0.06%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,130	0.04%
24,000	7.50%, 04/10/2018		24,022	0.04%
25,000	7.50%, 04/10/2019		24,870	0.04%
28,000	7.50%, 04/10/2020		27,854	0.05%
30,000	7.50%, 04/10/2021		29,844	0.05%
23,000	7.50%, 10/10/2017		23,150	0.04%
25,000	7.50%, 10/10/2018		25,030	0.04%
27,000	7.50%, 10/10/2019		26,860	0.05%
28,000	7.50%, 10/10/2020		27,854	0.05%
32,000	8.00%, 04/10/2022		32,080	0.06%
31,000	8.00%, 10/10/2021		31,071	0.05%

Arizona		7.54%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,834	0.06%
38,000	7.60%, 03/19/2029		37,802	0.07%
41,000	7.60%, 03/19/2030		40,787	0.07%
44,000	7.60%, 03/19/2031		43,771	0.08%
48,000	7.60%, 03/19/2032		47,750	0.08%
51,000	7.60%, 03/19/2033		50,735	0.09%
55,000	7.60%, 03/19/2034		54,714	0.10%
60,000	7.60%, 03/19/2035		59,688	0.10%
64,000	7.60%, 03/19/2036		63,667	0.11%
70,000	7.60%, 03/19/2037		69,636	0.12%
75,000	7.60%, 03/19/2038		74,610	0.13%
37,000	7.60%, 09/19/2028		36,808	0.06%
40,000	7.60%, 09/19/2029		39,792	0.07%
43,000	7.60%, 09/19/2030		42,776	0.07%
46,000	7.60%, 09/19/2031		45,761	0.08%
50,000	7.60%, 09/19/2032		49,740	0.09%
54,000	7.60%, 09/19/2033		53,719	0.09%
58,000	7.60%, 09/19/2034		57,698	0.10%
62,000	7.60%, 09/19/2035		61,678	0.11%
42,000	7.60%, 09/19/2036		41,782	0.07%
72,000	7.60%, 09/19/2037		71,626	0.13%
24,000	8.00%, 03/19/2023		24,070	0.04%
25,000	8.00%, 09/19/2023		25,077	0.05%
	NAOS, Inc., dba Pure Heart Christian Fellowship
2,700,000	6.90%, 07/15/2029		2,686,500	4.70%
	Northwest Christian School, Phoenix
500,000	7.75%, 01/01/2034		497,500	0.87%

Arkansas		0.20%
	Bella Vista Assembly of God
113,000	8.00%, 03/01/2034		112,412	0.20%

California		15.04%
	First Baptist Church of Clovis
35,000	7.30%, 04/15/2023		35,116	0.06%
37,000	7.30%, 04/15/2024		37,133	0.06%
16,000	7.30%, 04/15/2033		15,917	0.03%
75,000	7.30%, 04/15/2034		74,610	0.13%
81,000	7.30%, 04/15/2035		80,579	0.14%
88,000	7.30%, 04/15/2036		87,542	0.15%
94,000	7.30%, 04/15/2037		93,511	0.16%
35,000	7.30%, 10/15/2023		35,123	0.06%
20,000	7.30%, 10/15/2030		19,896	0.03%
73,000	7.30%, 10/15/2033		72,620	0.13%
78,000	7.30%, 10/15/2034		77,594	0.14%
84,000	7.30%, 10/15/2035		83,563	0.15%
90,000	7.30%, 10/15/2036		89,532	0.16%
31,000	8.00%, 04/15/2022		31,078	0.05%
33,000	8.00%, 10/15/2022		33,089	0.06%
	Kern Christian Center
13,000	7.50%, 04/01/2018		13,012	0.02%
14,000	7.50%, 04/01/2019		13,927	0.02%
14,000	7.50%, 04/01/2020		13,927	0.02%
16,000	7.50%, 04/01/2021		15,917	0.03%
12,000	7.50%, 10/01/2017		12,078	0.02%
13,000	7.50%, 10/01/2018		13,016	0.02%
15,000	7.50%, 10/01/2019		14,922	0.03%
16,000	7.50%, 10/01/2020		15,917	0.03%
20,000	7.60%, 04/01/2024		20,068	0.04%
21,000	7.60%, 04/01/2025		20,891	0.04%
20,000	7.60%, 10/01/2023		20,066	0.04%
21,000	7.60%, 10/01/2024		21,076	0.04%
23,000	7.60%, 10/01/2025		22,880	0.04%
18,000	8.00%, 04/01/2022		17,350	0.03%
16,000	8.00%, 10/01/2021		15,435	0.03%
	Montecito Park Union Church
35,000	7.20%, 04/15/2021		34,818	0.06%
33,000	7.20%, 10/15/2020		32,828	0.06%
40,000	7.30%, 04/15/2023		40,132	0.07%
43,000	7.30%, 04/15/2024		43,155	0.08%
39,000	7.30%, 10/15/2022		39,121	0.07%
41,000	7.30%, 10/15/2023		41,144	0.07%
45,000	7.30%, 10/15/2024		45,171	0.08%
37,000	8.00%, 04/15/2022		37,093	0.06%
35,000	8.00%, 10/15/2021		35,084	0.06%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		44,220	0.08%
46,000	7.20%, 05/15/2017		46,285	0.08%
41,000	7.20%, 11/15/2015		41,373	0.07%
45,000	7.20%, 11/15/2016		45,252	0.08%
	Revival Pentecostal Tabernable of San Diego
15,000	7.20%, 06/15/2018		15,018	0.03%
15,000	7.20%, 06/15/2019		14,924	0.03%
17,000	7.20%, 06/15/2020		16,913	0.03%
18,000	7.20%, 06/15/2021		17,908	0.03%
14,000	7.20%, 12/15/2017		14,097	0.02%
15,000	7.20%, 12/15/2018		15,023	0.03%
16,000	7.20%, 12/15/2019		15,918	0.03%
17,000	7.20%, 12/15/2020		16,913	0.03%
18,000	7.20%, 12/15/2021		17,908	0.03%
34,000	7.30%, 06/15/2030		33,827	0.06%
36,000	7.30%, 06/15/2031		35,814	0.06%
39,000	7.30%, 06/15/2032		38,801	0.07%
42,000	7.30%, 06/15/2033		41,786	0.07%
45,000	7.30%, 06/15/2034		44,771	0.08%
49,000	7.30%, 06/15/2035		48,750	0.09%
53,000	7.30%, 06/15/2036		52,730	0.09%
57,000	7.30%, 06/15/2037		56,709	0.10%
26,000	7.30%, 12/15/2029		25,867	0.05%
36,000	7.30%, 12/15/2030		35,816	0.06%
39,000	7.30%, 12/15/2031		38,801	0.07%
41,000	7.30%, 12/15/2032		40,791	0.07%
44,000	7.30%, 12/15/2033		43,776	0.08%
48,000	7.30%, 12/15/2034		47,755	0.08%
50,000	7.30%, 12/15/2035		49,745	0.09%
54,000	7.30%, 12/15/2036		53,725	0.09%
19,000	8.00%, 06/15/2022		19,051	0.03%
20,000	8.00%, 12/15/2022		20,058	0.04%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,646	0.12%
73,000	8.30%, 09/15/2025		71,993	0.13%
	Sonrise Baptist
9,000	7.60%, 01/15/2030		8,507	0.01%
32,000	7.60%, 01/15/2031		30,246	0.05%
35,000	7.60%, 01/15/2032		33,082	0.06%
37,000	7.60%, 01/15/2033		34,972	0.06%
40,000	7.60%, 01/15/2034		37,808	0.07%
43,000	7.60%, 01/15/2035		40,644	0.07%
46,000	7.60%, 01/15/2036		43,479	0.08%
50,000	7.60%, 01/15/2037		47,260	0.08%
54,000	7.60%, 01/15/2038		51,041	0.09%
1,000	7.60%, 07/15/2028		945	0.00%
1,000	7.60%, 07/15/2030		945	0.00%
33,000	7.60%, 07/15/2031		31,192	0.05%
36,000	7.60%, 07/15/2032		34,027	0.06%
13,000	7.60%, 07/15/2033		12,288	0.02%
42,000	7.60%, 07/15/2034		39,698	0.07%
45,000	7.60%, 07/15/2035		42,534	0.07%
49,000	7.60%, 07/15/2036		46,315	0.08%
52,000	7.60%, 07/15/2037		49,150	0.09%
31,000	7.60%, 07/15/2038		29,301	0.05%
	Trinity Southern Baptist Church of Livemore, California
46,000	7.10%, 03/18/2016		45,761	0.08%
53,000	7.20%, 03/18/2018		53,053	0.09%
48,000	7.20%, 09/18/2019		47,750	0.08%
53,000	7.20%, 09/18/2020		52,724	0.09%
60,000	7.30%, 03/18/2029		59,688	0.10%
124,000	7.30%, 03/18/2030		123,355	0.22%
143,000	7.30%, 03/18/2032		142,256	0.25%
153,000	7.30%, 03/18/2034		152,204	0.27%
190,000	7.30%, 03/18/2036		189,012	0.33%
96,000	7.30%, 09/18/2026		95,501	0.17%
50,000	7.30%, 09/18/2027		49,740	0.09%
50,000	7.30%, 09/18/2028		49,740	0.09%
60,000	7.30%, 09/18/2029		59,688	0.10%
128,000	7.30%, 09/18/2030		127,334	0.22%
148,000	7.30%, 09/18/2032		147,230	0.26%
159,000	7.30%, 09/18/2033		158,173	0.28%
211,000	7.30%, 09/18/2037		209,903	0.37%
228,000	7.30%, 09/18/2038		226,814	0.40%
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		42,781	0.07%
45,000	7.50%, 05/21/2022		44,771	0.08%
20,000	7.50%, 11/21/2020		19,898	0.03%
43,000	7.50%, 11/21/2021		42,781	0.07%
53,000	7.60%, 05/21/2024		53,186	0.09%
56,000	7.60%, 05/21/2025		55,714	0.10%
62,000	7.60%, 05/21/2026		61,684	0.11%
66,000	7.60%, 05/21/2027		65,663	0.11%
71,000	7.60%, 05/21/2028		70,638	0.12%
89,000	7.60%, 05/21/2031		88,546	0.15%
96,000	7.60%, 05/21/2032		95,510	0.17%
103,000	7.60%, 05/21/2033		102,475	0.18%
112,000	7.60%, 05/21/2034		111,429	0.19%
51,000	7.60%, 11/21/2023		51,173	0.09%
55,000	7.60%, 11/21/2024		55,204	0.10%
59,000	7.60%, 11/21/2025		58,699	0.10%
69,000	7.60%, 11/21/2027		68,648	0.12%
73,000	7.60%, 11/21/2028		72,628	0.13%
86,000	7.60%, 11/21/2030		85,561	0.15%
92,000	7.60%, 11/21/2031		91,531	0.16%
99,000	7.60%, 11/21/2032		98,495	0.17%
115,000	7.60%, 11/21/2034		114,414	0.20%
	Victory Christian Center of the Desert, Inc.
31,000	8.40%, 04/15/2021		31,062	0.05%
34,000	8.40%, 04/15/2022		34,082	0.06%
36,000	8.40%, 04/15/2023		36,097	0.06%
40,000	8.40%, 04/15/2024		40,120	0.07%
43,000	8.40%, 04/15/2025		42,776	0.07%
47,000	8.40%, 04/15/2026		46,756	0.08%
51,000	8.40%, 04/15/2027		50,735	0.09%
55,000	8.40%, 04/15/2028		54,714	0.10%
60,000	8.40%, 04/15/2029		59,688	0.10%
65,000	8.40%, 04/15/2030		64,662	0.11%
70,000	8.40%, 04/15/2031		69,636	0.12%
76,000	8.40%, 04/15/2032		75,605	0.13%
83,000	8.40%, 04/15/2033		82,568	0.14%
90,000	8.40%, 04/15/2034		89,532	0.15%
30,000	8.40%, 10/15/2020		30,054	0.05%
32,000	8.40%, 10/15/2021		32,071	0.06%
35,000	8.40%, 10/15/2022		35,088	0.06%
38,000	8.40%, 10/15/2023		38,110	0.07%
41,000	8.40%, 10/15/2024		41,131	0.07%
45,000	8.40%, 10/15/2025		44,766	0.08%
48,000	8.40%, 10/15/2026		47,750	0.08%
53,000	8.40%, 10/15/2027		52,724	0.09%
57,000	8.40%, 10/15/2028		56,704	0.10%
62,000	8.40%, 10/15/2029		61,678	0.11%
68,000	8.40%, 10/15/2030		67,646	0.12%
74,000	8.40%, 10/15/2031		73,615	0.13%
80,000	8.40%, 10/15/2032		79,584	0.14%
87,000	8.40%, 10/15/2033		86,548	0.15%
69,000	8.40%, 10/15/2034		68,641	0.12%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.04%
23,000	8.40%, 05/15/2021		22,881	0.04%
25,000	8.40%, 05/15/2022		25,060	0.04%
27,000	8.40%, 05/15/2023		27,076	0.05%
22,000	8.40%, 11/15/2020		21,886	0.04%
24,000	8.40%, 11/15/2021		24,055	0.04%
26,000	8.40%, 11/15/2022		26,068	0.06%
28,000	8.40%, 11/15/2023		28,082	0.06%
Colorado		0.87%
	Crossroads Church of Denver, Inc.
500,000	7.50%, 11/01/2038		497,400	0.87%

Connecticut		0.96%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,903	0.03%
21,000	7.50%, 01/21/2022		20,893	0.04%
22,000	7.50%, 01/21/2023		21,888	0.04%
24,000	7.50%, 07/21/2023		23,878	0.04%
23,000	7.60%, 01/21/2026		22,885	0.04%
30,000	7.60%, 01/21/2027		29,847	0.05%
32,000	7.60%, 01/21/2028		31,837	0.06%
35,000	7.60%, 01/21/2029		34,822	0.06%
38,000	7.60%, 01/21/2030		37,806	0.07%
40,000	7.60%, 01/21/2031		39,796	0.07%
43,000	7.60%, 01/21/2032		42,781	0.07%
29,000	7.60%, 07/21/2026		28,852	0.05%
33,000	7.60%, 07/21/2028		32,832	0.06%
36,000	7.60%, 07/21/2029		35,816	0.06%
39,000	7.60%, 07/21/2030		38,801	0.07%
42,000	7.60%, 07/21/2031		41,785	0.07%
45,000	7.60%, 07/21/2032		44,770	0.08%
Florida		15.05%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	0.45%
212,000	7.50%, 03/15/2028		210,898	0.37%
187,000	7.50%, 03/15/2029		186,028	0.33%
290,000	7.50%, 03/15/2030		288,492	0.50%
91,000	7.50%, 03/15/2031		90,527	0.16%
166,000	7.50%, 09/15/2027		165,137	0.29%
120,000	7.50%, 09/15/2028		119,376	0.21%
145,000	7.50%, 09/15/2029		144,246	0.25%
332,000	7.50%, 09/15/2030		330,274	0.58%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		141,780	0.25%
75,000	7.90%, 01/21/2026		70,890	0.12%
523,000	7.90%, 01/21/2030		494,340	0.86%
124,000	7.90%, 07/21/2023		118,172	0.21%
251,000	7.90%, 07/21/2025		237,245	0.41%
129,000	7.90%, 07/21/2026		121,931	0.21%
171,000	7.90%, 07/21/2027		161,629	0.28%
218,000	7.90%, 07/21/2028		206,054	0.36%
259,000	7.90%, 07/21/2030		244,807	0.43%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,136	0.03%
33,000	8.20%, 12/15/2015		32,987	0.06%
69,000	8.40%, 06/15/2021		68,648	0.12%
74,000	8.40%, 06/15/2022		74,192	0.13%
10,000	8.40%, 06/15/2025		9,949	0.02%
24,000	8.40%, 06/15/2027		23,878	0.04%
199,000	8.40%, 06/15/2034		197,985	0.35%
65,000	8.40%, 12/15/2020		64,669	0.11%
71,000	8.40%, 12/15/2021		71,170	0.12%
71,000	8.40%, 12/15/2022		71,192	0.12%
23,000	8.40%, 12/15/2026		22,883	0.04%
29,000	8.40%, 12/15/2029		28,852	0.05%
32,000	8.40%, 12/15/2030		31,837	0.06%
117,000	8.40%, 12/15/2032		116,403	0.20%
84,000	8.40%, 12/15/2033		83,572	0.15%
70,000	8.40%, 12/15/2034		69,643	0.12%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		70,631	0.12%
78,000	8.40%, 04/20/2020		77,594	0.14%
84,000	8.40%, 04/20/2021		83,563	0.15%
99,000	8.40%, 04/20/2023		99,267	0.17%
108,000	8.40%, 04/20/2024		108,324	0.19%
25,000	8.40%, 04/20/2031		24,870	0.04%
44,000	8.40%, 10/20/2018		44,040	0.08%
75,000	8.40%, 10/20/2019		74,610	0.13%
82,000	8.40%, 10/20/2020		81,574	0.14%
89,000	8.40%, 10/20/2021		88,537	0.15%
86,000	8.40%, 10/20/2022		86,224	0.15%
43,000	8.40%, 10/20/2025		42,776	0.07%
100,000	8.40%, 10/20/2030		99,490	0.17%
	Manifestations World
29,000	7.60%, 03/17/2025		28,849	0.05%
31,000	7.60%, 03/17/2026		30,839	0.05%
33,000	7.60%, 03/17/2027		32,828	0.06%
36,000	7.60%, 03/17/2028		35,813	0.06%
38,000	7.60%, 03/17/2029		37,802	0.07%
41,000	7.60%, 03/17/2030		40,787	0.07%
44,000	7.60%, 03/17/2031		43,771	0.08%
48,000	7.60%, 03/17/2032		47,750	0.08%
52,000	7.60%, 03/17/2033		51,730	0.09%
56,000	7.60%, 03/17/2034		55,709	0.10%
60,000	7.60%, 03/17/2035		59,688	0.10%
65,000	7.60%, 03/17/2036		64,662	0.11%
70,000	7.60%, 03/17/2037		69,636	0.12%
76,000	7.60%, 03/17/2038		75,605	0.13%
8,000	7.60%, 09/17/2024		8,029	0.01%
29,000	7.60%, 09/17/2025		28,849	0.05%
33,000	7.60%, 09/17/2026		32,828	0.06%
34,000	7.60%, 09/17/2027		33,823	0.06%
38,000	7.60%, 09/17/2028		37,802	0.07%
41,000	7.60%, 09/17/2029		40,787	0.07%
44,000	7.60%, 09/17/2030		43,771	0.08%
47,000	7.60%, 09/17/2031		46,756	0.08%
51,000	7.60%, 09/17/2032		50,735	0.09%
54,000	7.60%, 09/17/2033		53,719	0.09%
59,000	7.60%, 09/17/2034		58,693	0.10%
63,000	7.60%, 09/17/2035		62,672	0.11%
68,000	7.60%, 09/17/2036		67,646	0.12%
73,000	7.60%, 09/17/2037		72,620	0.13%
79,000	7.60%, 09/17/2038		78,589	0.14%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,450	0.17%
54,000	7.50%, 08/05/2029		53,179	0.09%
146,000	7.50%, 02/05/2029		143,810	0.25%
112,000	7.50%, 02/05/2027		110,376	0.19%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (a)
33,000	7.70%, 05/28/2013		29,812	0.05%
26,000	7.70%, 11/28/2012		23,582	0.04%
34,000	7.70%, 11/28/2013		30,750	0.05%
35,000	7.80%, 05/28/2014		31,455	0.06%
63,000	8.40%, 05/28/2021		56,410	0.10%
68,000	8.40%, 05/28/2022		60,887	0.11%
30,000	8.40%, 05/28/2024		27,084	0.05%
86,000	8.40%, 05/28/2025		77,004	0.13%
93,000	8.40%, 05/28/2026		83,272	0.15%
154,000	8.40%, 05/28/2032		137,892	0.24%
64,000	8.40%, 11/28/2021		57,306	0.10%
32,000	8.40%, 11/28/2023		28,653	0.05%
33,000	8.40%, 11/28/2024		29,799	0.05%
91,000	8.40%, 11/28/2025		81,481	0.15%
98,000	8.40%, 11/28/2026		87,749	0.16%
42,000	8.40%, 11/28/2031		37,607	0.07%
156,000	8.40%, 11/28/2032		139,682	0.25%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		73,718	0.14%
49,000	7.80%, 03/15/2028		46,310	0.08%
81,000	7.80%, 09/15/2024		76,553	0.14%
36,000	7.80%, 09/15/2027		34,023	0.06%
Georgia		4.49%
	Bible Baptist Church of Newnan, Inc. (a)
32,000	7.60%, 03/01/2015		26,870	0.05%
33,000	7.70%, 09/01/2015		27,730	0.05%
39,000	7.80%, 03/01/2018		32,670	0.06%
46,000	7.80%, 03/01/2020		38,304	0.07%
50,000	7.80%, 03/01/2021		41,635	0.07%
11,000	7.80%, 09/01/2018		9,217	0.02%
45,000	7.80%, 09/01/2019		37,472	0.07%
48,000	7.80%, 09/01/2020		39,970	0.07%
50,000	7.90%, 03/01/2023		41,975	0.07%
38,000	7.90%, 03/01/2034		31,643	0.06%
159,000	7.90%, 03/01/2036		132,399	0.23%
56,000	7.90%, 09/01/2022		47,001	0.08%
89,000	7.90%, 09/01/2035		74,929	0.13%
64,000	7.90%, 09/01/2036		53,888	0.09%
54,000	8.00%, 03/01/2022		45,311	0.08%
51,000	8.00%, 09/01/2021		42,784	0.07%
	Restoration in the Word International Ministries, Inc.
6,000	7.80%, 05/15/2018		5,705	0.01%
7,000	7.80%, 05/15/2019		6,616	0.01%
8,000	7.80%, 05/15/2020		7,561	0.01%
8,000	7.80%, 05/15/2021		7,561	0.01%
7,000	7.80%, 11/15/2017		6,693	0.01%
7,000	7.80%, 11/15/2018		6,658	0.01%
8,000	7.80%, 11/15/2019		7,561	0.01%
8,000	7.80%, 11/15/2020		7,561	0.01%
9,000	8.00%, 05/15/2022		8,573	0.01%
9,000	8.00%, 11/15/2021		8,571	0.01%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		66,658	0.12%
72,000	7.90%, 01/15/2031		71,633	0.13%
78,000	7.90%, 01/15/2032		77,602	0.14%
84,000	7.90%, 01/15/2033		83,572	0.15%
90,000	7.90%, 01/15/2034		89,541	0.16%
98,000	7.90%, 01/15/2035		97,500	0.17%
106,000	7.90%, 01/15/2036		105,459	0.18%
115,000	7.90%, 01/15/2037		114,414	0.20%
123,000	7.90%, 01/15/2038		122,373	0.21%
69,000	7.90%, 07/15/2030		68,648	0.12%
74,000	7.90%, 07/15/2031		73,623	0.13%
81,000	7.90%, 07/15/2032		80,587	0.14%
87,000	7.90%, 07/15/2033		86,556	0.15%
95,000	7.90%, 07/15/2034		94,515	0.17%
101,000	7.90%, 07/15/2035		100,484	0.18%
110,000	7.90%, 07/15/2036		109,439	0.19%
119,000	7.90%, 07/15/2037		118,393	0.21%
129,000	7.90%, 07/15/2038		128,342	0.22%
42,000	7.90%, 01/15/2024		42,138	0.07%
40,000	7.90%, 07/15/2023		40,124	0.08%
Illinois		1.68%
	First Baptist Church of Melrose Park
35,000	7.80%, 06/12/2019		34,822	0.06%
37,000	7.80%, 06/12/2020		36,811	0.06%
41,000	7.80%, 06/12/2021		40,791	0.07%
45,000	7.80%, 06/12/2022		44,771	0.08%
37,000	7.80%, 12/12/2019		36,811	0.06%
40,000	7.80%, 12/12/2020		39,796	0.07%
42,000	7.80%, 12/12/2021		41,786	0.07%
51,000	7.90%, 06/12/2024		51,179	0.09%
56,000	7.90%, 06/12/2025		55,714	0.10%
43,000	7.90%, 06/12/2030		42,781	0.07%
112,000	7.90%, 06/12/2034		111,429	0.19%
50,000	7.90%, 12/12/2023		50,165	0.09%
54,000	7.90%, 12/12/2024		54,194	0.09%
86,000	7.90%, 12/12/2030		85,561	0.15%
24,000	7.90%, 12/12/2033		23,878	0.04%
117,000	7.90%, 12/12/2034		116,403	0.21%
48,000	8.00%, 06/12/2023		48,149	0.09%
45,000	8.00%, 12/12/2022		45,130	0.09%
Indiana		3.59%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		70,231	0.12%
100,000	7.90%, 01/31/2025		99,490	0.17%
100,000	7.90%, 01/31/2026		99,490	0.17%
50,000	7.90%, 01/31/2027		49,745	0.09%
100,000	7.90%, 01/31/2028		99,490	0.17%
193,000	7.90%, 01/31/2029		192,016	0.34%
169,000	7.90%, 01/31/2032		168,138	0.29%
151,000	7.90%, 07/31/2025		150,230	0.26%
95,000	7.90%, 07/31/2029		94,516	0.17%
306,000	7.90%, 07/31/2031		304,439	0.53%
196,000	8.00%, 01/31/2023		196,568	0.34%
189,000	8.00%, 07/31/2022		189,510	0.33%
	Mizpah Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,865	0.05%
29,000	7.90%, 06/22/2034		28,855	0.05%
32,000	7.90%, 06/22/2035		31,840	0.06%
34,000	7.90%, 06/22/2036		33,830	0.06%
38,000	7.90%, 06/22/2037		37,810	0.07%
24,000	7.90%, 12/22/2031		23,880	0.04%
26,000	7.90%, 12/22/2032		25,870	0.05%
29,000	7.90%, 12/22/2033		28,855	0.05%
31,000	7.90%, 12/22/2034		30,845	0.05%
33,000	7.90%, 12/22/2035		32,835	0.06%
36,000	7.90%, 12/22/2036		35,820	0.07%
Louisiana		3.17%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,776	0.07%
49,000	7.80%, 04/20/2021		48,745	0.09%
44,000	7.80%, 10/20/2019		43,771	0.08%
48,000	7.80%, 10/20/2020		47,750	0.08%
52,000	7.80%, 10/20/2021		51,730	0.09%
73,000	7.90%, 04/20/2026		72,620	0.13%
79,000	7.90%, 04/20/2027		78,589	0.14%
85,000	7.90%, 04/20/2028		84,558	0.15%
47,000	7.90%, 04/20/2029		46,756	0.08%
100,000	7.90%, 04/20/2030		99,480	0.17%
103,000	7.90%, 04/20/2031		102,464	0.18%
91,000	7.90%, 04/20/2032		90,527	0.16%
126,000	7.90%, 04/20/2033		125,345	0.22%
136,000	7.90%, 04/20/2034		135,293	0.24%
70,000	7.90%, 10/20/2025		69,636	0.12%
88,000	7.90%, 10/20/2028		87,542	0.15%
96,000	7.90%, 10/20/2029		95,501	0.17%
103,000	7.90%, 10/20/2030		102,464	0.18%
15,000	7.90%, 10/20/2031		14,922	0.03%
121,000	7.90%, 10/20/2032		120,371	0.21%
141,000	7.90%, 10/20/2034		140,267	0.25%
53,000	8.00%, 04/20/2022		53,138	0.09%
56,000	8.00%, 10/20/2022		56,152	0.09%
Maryland		0.06%
	Ark of Safety Christian Church (a)
40,000	8.00%, 04/15/2029		35,468	0.06%
Massachusetts		3.10%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		57,205	0.10%
62,000	7.30%, 02/20/2025		61,684	0.11%
67,000	7.30%, 02/20/2026		66,658	0.12%
71,000	7.30%, 02/20/2027		70,638	0.12%
76,000	7.30%, 02/20/2028		75,612	0.13%
83,000	7.30%, 02/20/2029		82,577	0.14%
89,000	7.30%, 02/20/2030		88,546	0.15%
95,000	7.30%, 02/20/2031		94,516	0.17%
95,000	7.30%, 02/20/2033		94,516	0.17%
118,000	7.30%, 02/20/2034		117,398	0.21%
127,000	7.30%, 02/20/2035		126,352	0.22%
60,000	7.30%, 08/20/2024		60,228	0.11%
64,000	7.30%, 08/20/2025		63,674	0.11%
69,000	7.30%, 08/20/2026		68,648	0.12%
75,000	7.30%, 08/20/2027		74,618	0.13%
80,000	7.30%, 08/20/2028		79,592	0.14%
85,000	7.30%, 08/20/2029		84,567	0.15%
99,000	7.30%, 08/20/2031		98,495	0.17%
63,000	7.30%, 08/20/2032		62,678	0.11%
114,000	7.30%, 08/20/2033		113,419	0.20%
132,000	7.30%, 08/20/2035		131,326	0.22%
Michigan		0.31%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,046	0.02%
22,000	7.50%, 02/15/2017		22,128	0.04%
24,000	7.50%, 02/15/2018		24,022	0.04%
26,000	7.50%, 02/15/2019		25,867	0.05%
21,000	7.50%, 08/15/2016		21,109	0.04%
22,000	7.50%, 08/15/2017		22,141	0.04%
24,000	7.50%, 08/15/2018		24,026	0.04%
26,000	7.50%, 08/15/2019		25,867	0.04%
Nevada		0.12%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,128	0.03%
18,000	7.80%, 06/01/2016		18,088	0.03%
17,000	7.80%, 12/01/2015		17,153	0.03%
18,000	7.80%, 12/01/2016		18,099	0.03%
New Jersey		1.48%
	International Faith Ministries, Inc. (a)
13,000	7.90%, 05/10/2023		11,735	0.02%
15,000	7.90%, 05/10/2024		13,545	0.02%
16,000	7.90%, 05/10/2025		14,326	0.03%
24,000	7.90%, 05/10/2028		21,490	0.04%
27,000	7.90%, 05/10/2029		24,176	0.04%
30,000	7.90%, 05/10/2030		26,862	0.05%
33,000	7.90%, 05/10/2031		29,548	0.05%
36,000	7.90%, 05/10/2032		32,234	0.06%
40,000	7.90%, 05/10/2033		35,816	0.06%
44,000	7.90%, 05/10/2034		39,398	0.07%
48,000	7.90%, 05/10/2035		42,979	0.08%
52,000	7.90%, 05/10/2036		46,561	0.08%
61,000	7.90%, 05/10/2037		54,619	0.10%
24,000	7.90%, 11/10/2023		21,670	0.04%
26,000	7.90%, 11/10/2024		23,483	0.04%
28,000	7.90%, 11/10/2025		25,071	0.04%
22,000	7.90%, 11/10/2027		19,699	0.03%
35,000	7.90%, 11/10/2028		31,339	0.05%
37,000	7.90%, 11/10/2029		33,130	0.06%
41,000	7.90%, 11/10/2030		36,711	0.06%
33,000	7.90%, 11/10/2031		29,548	0.05%
48,000	7.90%, 11/10/2032		42,979	0.08%
56,000	7.90%, 11/10/2034		50,142	0.09%
61,000	7.90%, 11/10/2035		54,620	0.10%
66,000	7.90%, 11/10/2036		59,097	0.10%
11,000	8.00%, 05/10/2022		9,925	0.02%
22,000	8.00%, 11/10/2022		19,855	0.02%
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (a)
66,000	7.75%, 12/01/2009		59,103	0.10%
Ohio		2.92%
	Worldview Community Church
15,000	7.50%, 06/12/2018		15,017	0.03%
62,000	7.50%, 06/12/2021		61,684	0.11%
60,000	7.50%, 12/12/2020		59,694	0.10%
65,000	7.50%, 12/12/2021		64,669	0.11%
73,000	7.60%, 06/12/2023		73,241	0.13%
78,000	7.60%, 06/12/2024		78,281	0.14%
84,000	7.60%, 06/12/2025		83,572	0.15%
75,000	7.60%, 12/12/2023		75,255	0.13%
82,000	7.60%, 12/12/2024		82,312	0.14%
132,000	7.60%, 06/12/2031		131,327	0.23%
109,000	7.60%, 06/12/2032		108,444	0.19%
153,000	7.60%, 06/12/2033		152,219	0.27%
118,000	7.60%, 12/12/2029		117,398	0.21%
127,000	7.60%, 12/12/2030		126,352	0.22%
148,000	7.60%, 12/12/2032		147,245	0.26%
159,000	7.60%, 12/12/2033		158,189	0.28%
67,000	8.00%, 06/12/2022		67,180	0.11%
70,000	8.00%, 12/12/2022		70,203	0.11%
Oregon		0.18%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,124	0.05%
73,000	7.50%, 08/15/2015		73,621	0.13%

Pennsylvania		1.08%
	Impacting Your World Ministries, Inc.
11,000	6.20%, 09/10/2010		10,988	0.02%
11,000	6.40%, 03/10/2011		11,006	0.02%
18,000	6.70%, 09/10/2011		18,050	0.03%
18,000	6.90%, 03/10/2012		18,088	0.03%
25,000	7.00%, 09/10/2012		25,053	0.04%
26,000	7.20%, 03/10/2013		26,086	0.05%
34,000	7.20%, 03/10/2014		33,823	0.06%
34,000	7.20%, 09/10/2013		34,041	0.06%
43,000	7.20%, 09/10/2014		42,776	0.07%
43,000	7.30%, 03/10/2015		42,961	0.08%
47,000	7.30%, 03/10/2016		46,756	0.08%
46,000	7.30%, 09/10/2015		45,972	0.08%
49,000	7.30%, 09/10/2016		48,745	0.09%
51,000	7.40%, 03/10/2017		51,015	0.09%
52,000	7.40%, 09/10/2017		52,031	0.09%
55,000	7.50%, 03/10/2018		55,050	0.10%
56,000	7.50%, 09/10/2018		56,062	0.09%

Rhode Island		2.13%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		14,981	0.03%
23,000	7.50%, 02/15/2021		22,883	0.04%
25,000	7.50%, 02/15/2022		24,873	0.04%
10,000	7.50%, 08/15/2016		10,052	0.02%
11,000	7.50%, 08/15/2017		11,070	0.02%
23,000	7.50%, 08/15/2020		22,883	0.04%
25,000	7.50%, 08/15/2021		24,873	0.04%
37,000	7.60%, 02/15/2027		36,811	0.06%
40,000	7.60%, 02/15/2028		39,796	0.07%
43,000	7.60%, 02/15/2029		42,781	0.07%
46,000	7.60%, 02/15/2030		45,765	0.08%
50,000	7.60%, 02/15/2031		49,745	0.09%
53,000	7.60%, 02/15/2032		52,730	0.09%
58,000	7.60%, 02/15/2033		57,704	0.10%
62,000	7.60%, 02/15/2034		61,684	0.11%
67,000	7.60%, 02/15/2035		66,658	0.12%
58,000	7.60%, 02/15/2037		57,704	0.10%
35,000	7.60%, 08/15/2026		34,822	0.06%
39,000	7.60%, 08/15/2027		38,801	0.07%
41,000	7.60%, 08/15/2028		40,791	0.07%
45,000	7.60%, 08/15/2029		44,771	0.08%
48,000	7.60%, 08/15/2030		47,755	0.08%
52,000	7.60%, 08/15/2031		51,735	0.09%
60,000	7.60%, 08/15/2033		59,694	0.10%
65,000	7.60%, 08/15/2034		64,668	0.11%
70,000	7.60%, 08/15/2035		69,643	0.12%
62,000	7.60%, 08/15/2036		61,683	0.11%
7,000	7.60%, 08/15/2037		6,964	0.01%
28,000	8.00%, 02/15/2023		28,081	0.05%
26,000	8.00%, 08/15/2022		26,070	0.06%
Tennessee		3.07%
	Grace Christian Fellowship Church, Inc.
51,000	8.40%, 01/18/2025		50,740	0.09%
56,000	8.40%, 01/18/2026		55,714	0.10%
60,000	8.40%, 01/18/2027		59,694	0.10%
30,000	8.40%, 01/18/2029		29,847	0.05%
77,000	8.40%, 01/18/2030		76,607	0.13%
52,000	8.40%, 04/18/2025		51,730	0.09%
56,000	8.40%, 04/18/2026		55,709	0.10%
52,000	8.40%, 04/18/2029		51,730	0.09%
78,000	8.40%, 04/18/2030		77,594	0.14%
21,000	8.40%, 04/18/2031		20,891	0.04%
100,000	8.40%, 04/18/2033		99,480	0.17%
38,000	8.40%, 07/18/2021		37,806	0.07%
34,000	8.40%, 07/18/2024		34,109	0.06%
20,000	8.40%, 07/18/2029		19,898	0.03%
81,000	8.40%, 07/18/2030		80,587	0.14%
38,000	8.40%, 07/18/2031		37,806	0.07%
39,000	8.40%, 10/18/2021		38,797	0.07%
54,000	8.40%, 10/18/2025		53,719	0.09%
58,000	8.40%, 10/18/2026		57,698	0.10%
35,000	8.40%, 10/18/2028		34,818	0.06%
75,000	8.40%, 10/18/2029		74,610	0.13%
81,000	8.40%, 10/18/2030		80,579	0.14%
88,000	8.40%, 10/18/2031		87,542	0.15%
40,000	8.40%, 01/18/2022		40,096	0.07%
44,000	8.40%, 01/18/2023		44,123	0.08%
47,000	8.40%, 01/18/2024		47,146	0.08%
41,000	8.40%, 04/18/2022		41,098	0.07%
44,000	8.40%, 04/18/2023		44,119	0.08%
47,000	8.40%, 04/18/2024		47,141	0.08%
41,000	8.40%, 07/18/2022		41,107	0.07%
45,000	8.40%, 07/18/2023		45,131	0.08%
42,000	8.40%, 10/18/2022		42,105	0.07%
46,000	8.40%, 10/18/2023		46,134	0.08%
50,000	8.40%, 10/18/2024		50,160	0.10%
Texas		6.54%
	Collin County Lighthouse Christian Fellowship, Inc.
306,000	8.00%, 04/01/2034		304,409	0.53%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		24,870	0.04%
118,000	7.20%, 03/19/2026		117,386	0.21%
72,000	7.20%, 03/19/2027		71,626	0.13%
136,000	7.20%, 03/19/2028		135,293	0.24%
146,000	7.20%, 03/19/2029		145,241	0.25%
157,000	7.20%, 03/19/2030		156,184	0.27%
49,000	7.20%, 03/19/2031		48,745	0.09%
93,000	7.20%, 09/19/2025		92,516	0.16%
122,000	7.20%, 09/19/2026		121,366	0.21%
132,000	7.20%, 09/19/2027		131,314	0.23%
141,000	7.20%, 09/19/2028		140,267	0.25%
152,000	7.20%, 09/19/2029		151,210	0.26%
162,000	7.20%, 09/19/2030		161,158	0.28%
139,000	7.20%, 09/19/2031		138,277	0.24%
94,000	8.00%, 03/19/2023		94,273	0.16%
99,000	8.00%, 09/19/2023		99,307	0.17%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		201,260	0.35%
100,000	7.60%, 06/15/2018		100,110	0.18%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,816	0.06%
93,000	7.90%, 06/12/2034		92,526	0.16%
100,000	7.90%, 06/12/2035		99,490	0.17%
108,000	7.90%, 06/12/2036		107,449	0.19%
46,000	7.90%, 12/12/2027		45,765	0.08%
37,000	7.90%, 12/12/2032		36,811	0.06%
76,000	7.90%, 12/12/2033		75,612	0.13%
96,000	7.90%, 12/12/2034		95,510	0.17%
79,000	7.90%, 12/12/2035		78,597	0.14%
86,000	7.90%, 12/12/2036		85,561	0.15%
58,000	7.90%, 06/12/2028		57,704	0.10%
48,000	7.90%, 06/12/2029		47,755	0.08%
68,000	7.90%, 06/12/2030		67,653	0.12%
60,000	7.90%, 12/12/2028		59,694	0.10%
65,000	7.90%, 12/12/2029		64,669	0.11%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		99,480	0.17%
20,000	7.80%, 06/15/2021		19,898	0.03%
19,000	7.80%, 12/15/2020		18,903	0.03%
23,000	7.90%, 06/15/2023		23,071	0.04%
23,000	7.90%, 12/15/2022		23,069	0.05%
24,000	7.90%, 12/15/2023		24,079	0.05%
21,000	8.00%, 06/15/2022		21,057	0.05%
21,000	8.00%, 12/15/2021		21,053	0.05%
Virginia		1.45%
	New Life Annointed Ministries International, Inc. (a)
171,000	7.80%, 06/21/2020		153,131	0.27%
64,000	7.80%, 06/21/2022		57,766	0.10%
103,000	7.80%, 06/21/2024		93,030	0.16%
100,000	7.80%, 12/21/2020		89,550	0.16%
60,000	7.80%, 12/21/2023		54,180	0.09%
142,000	7.80%, 12/21/2025		127,161	0.22%
124,000	7.80%, 06/21/2023		111,960	0.20%
115,000	7.80%, 12/21/2024		103,879	0.18%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,792	0.07%
Washington		1.21%
	Cascade Christian Center of Skagit Valley
21,000	8.40%, 04/20/2022		21,050	0.04%
23,000	8.40%, 04/20/2023		23,062	0.04%
24,000	8.40%, 04/20/2024		24,072	0.04%
10,000	8.40%, 04/20/2026		9,948	0.02%
20,000	8.40%, 04/20/2027		19,896	0.03%
3,000	8.40%, 04/20/2028		2,984	0.01%
44,000	8.40%, 04/20/2031		43,771	0.08%
48,000	8.40%, 04/20/2032		47,750	0.08%
9,000	8.40%, 04/20/2033		8,953	0.02%
57,000	8.40%, 04/20/2034		56,704	0.10%
6,000	8.40%, 04/20/2035		5,969	0.01%
38,000	8.40%, 04/20/2036		37,802	0.07%
20,000	8.40%, 10/20/2021		19,896	0.03%
22,000	8.40%, 10/20/2022		22,057	0.04%
24,000	8.40%, 10/20/2023		24,070	0.04%
26,000	8.40%, 10/20/2024		26,083	0.05%
11,000	8.40%, 10/20/2026		10,943	0.02%
28,000	8.40%, 10/20/2030		27,855	0.05%
46,000	8.40%, 10/20/2031		45,761	0.08%
50,000	8.40%, 10/20/2032		49,740	0.09%
54,000	8.40%, 10/20/2033		53,719	0.09%
58,000	8.40%, 10/20/2034		57,699	0.10%
48,000	8.40%, 10/20/2035		47,750	0.07%
4,000	8.40%, 10/20/2036		3,979	0.01%
Washington, DC		0.92%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,923	0.13%
80,000	8.30%, 07/12/2015		80,296	0.14%
98,000	8.40%, 01/12/2018		98,068	0.17%
130,000	8.40%, 01/12/2033		129,350	0.23%
100,000	8.40%, 01/12/2027		98,610	0.17%
45,000	8.40%, 07/12/2018		45,040	0.08%
Wisconsin		0.35%
	Immanuel Evangelical Lutheran Church
200,000	8.00%, 07/01/2034		199,000	0.35%

Total Church Mortgage-Backed Bonds (Cost $45,592,017)		78.39%	44,824,816	78.39%

CHURCH MORTGAGE LOANS - 10.47%

California		3.52%
985,660	Mount Olive Baptist 7.75%, 09/01/2037		980,731	1.72%
1,035,689	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037		1,030,303	1.80%
Georgia		1.87%
1,074,166	God First Ministry 8.75%, 08/01/2037		1,068,796	1.87%
Nevada		0.75%
431,142	Iglesia Cristiana Verbo 9.00%, 05/01/2033		428,986	0.75%
New Jersey		1.35%
773,162	Igreja Batista 8.75%, 08/01/2038		769,296	1.35%
Texas		2.98%
1,713,293	Pleasant Grove Baptist 7.50%, 08/01/2033		1,704,727	2.98%

Total Church Mortgage Loans (Cost $6,013,111)		10.47%	5,982,839	10.47%

US TREASURY OBLIGATIONS (Cost $145,958)		0.28%
	US Treasury Note
150,000	4.50%, 02/15/2016		161,850	0.28%

SHORT TERM INVESTMENTS		9.25%

Money Market Funds
5,291,668	Fifth Third Institutional Money Market - 0.11%*		5,291,668	9.25%
	(Cost $5,291,668)

Total Investments - (Cost $57,042,754)		98.39%	$56,261,173	98.39%

Other Assets Less Liabilities		1.61%	919,556	1.61%

Net Assets		100.00%	$57,180,729	100.00%

(a) Non-income producing security.
*Rate shown represents the rate as of December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Capstone Church Capital Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $57,040,281 amounted to $779,108 which consisted of aggregate gross unrealized appreciation of
$37,051 and aggregate gross unrealized depreciation of $816,158.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds, on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds, provides credit research and analysis to the Adviser. When in the judgement of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security, which include, but is not limited to situations when the bond issuer is delinquent on interest, principal or sinking fund payments.  Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history.. During the year the Adviser changed its valuation policies to include specific procedures for treatment of defaults on interest payments and/or delinquency on sinking fund payments, as well as conditions for accrual of interest and consideration of the collectability of accrued interest.  In addition, procedures were changed for treatment of defaulted bonds that are subject to foreclosure proceedings.  Factors that the Adviser might consider in establishing fair value for bonds holding of foreclosed properties include, but are not limited to, independent appraisal values and the estimated costs associated with the disposition of the property.  Similar methods are used to value church mortgage loans held or to be purchased by the Fund.  The Adviser’s fair valuation process is reviewed by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly reporting and approval from the Board of Trustees.

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the Fund.

In determining fair value, the Fund uses various valuation approaches.  U.S. GAAP established a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2009:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$44,824,816	$44,824,816
Church Mortgage Loans	$ -	$ -	$5,982,839	$5,982,839
US Treasury Obligations	$161,850	$ -	$ -	$161,850
Cash Equivalents	$5,291,668	$ -	$ -	$5,291,668
Total	$5,453,518	$ -	$50,807,655	$56,261,173

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 09/30/09	$44,856,832	$5,994,406	$50,851,238
Accrued Accretion/
(Amortization) - - -	$ -	$ -	$ -
Change in Unrealized
Appreciation/
(Depreciation)	($32,016)	($46)	($32,062)
Realized Market
Gain/(Loss) - - -	$ -	$ -	$ -
Net Purchase/(Sales)	$ -	($11,521)	($11,521)
Transfers In/
(Out) of Level 3	$ -	$ -	$ -

Balance as of 12/31/09	$44,824,816	$5,982,839	$50,807,655

Subsequent Events: Management has evaluated subsequent events through February 25, 2010, the date of this report. In management opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 26, 2010

By /s/Carla Homer

* Carla Homer

  Treasurer

Date February 26, 2010

* Print the name and title of each signing officer under his or her signature.